Intangible Assets - Schedule of Movements of Accumulated Amortization of Intangible Assets (Detail) $ in Millions, in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,574,433		$ 1,574,433
Ending, balances			718,683	$ 1,574,433
Impairment loss recognised in profit or loss, intangible assets other than goodwill			765,736
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,154,457		1,154,457
Ending, balances			682,695	1,154,457
Impairment loss recognised in profit or loss, intangible assets other than goodwill			412,356
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	419,976		419,976
Ending, balances			35,988	419,976
Impairment loss recognised in profit or loss, intangible assets other than goodwill	113,911	113,911	353,380
ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			113,138
Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			773
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			38,849
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill			113,911
Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			113,911
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(321,941)		(321,941)	(257,060)
Amortization for the year			74,625	74,140
Disposals			44,490	3
Exchange differences			142,533	(7,657)
Others			8,061	16,913
Ending, balances			(201,482)	(321,941)
Accumulated depreciation, amortisation and impairment [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(81,685)
Accumulated depreciation, amortisation and impairment [member] | ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(80,623)
Accumulated depreciation, amortisation and impairment [member] | Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(1,062)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(134,457)		(134,457)	(111,339)
Amortization for the year			40,632	30,363
Disposals			44,490	3
Exchange differences			31,612	(2,995)
Others			4,580	10,237
Ending, balances			(94,407)	(134,457)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(28,099)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(28,160)		(28,160)	(29,987)
Amortization for the year			1,748	2,809
Exchange differences			29,236	(14)
Others			18	4,650
Ending, balances			(654)	(28,160)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(3,513)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(156,465)		(156,465)	(112,583)
Amortization for the year			31,736	40,816
Exchange differences			81,685	(4,648)
Others			3,463	1,582
Ending, balances			(103,053)	(156,465)
Accumulated depreciation, amortisation and impairment [member] | Other projects [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(2,859)		(2,859)	(3,151)
Amortization for the year			509	152
Others				444
Ending, balances			(3,368)	(2,859)
Accumulated depreciation, amortisation and impairment [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(29,236)
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,896,374		1,896,374	1,828,024
Disposals			(56,134)
Exchange differences			28,706	33,831
Others				(18,701)
Ending, balances			920,165	1,896,374
Impairment loss recognised in profit or loss, intangible assets other than goodwill			947,118
Gross assets [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			195,596
Gross assets [member] | ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances			193,761
Gross assets [member] | Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			1,835
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	314,200		314,200	263,179
Disposals			(47,746)
Exchange differences			12,016	5,308
Others				(7,427)
Ending, balances			221,070	314,200
Impairment loss recognised in profit or loss, intangible assets other than goodwill			67,363
Gross assets [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			59,525
Impairment loss recognised in profit or loss, intangible assets other than goodwill			31,426
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	33,352		33,352	42,601
Disposals			(8,388)
Exchange differences			900	20
Others				(9,349)
Ending, balances			13,484	33,352
Impairment loss recognised in profit or loss, intangible assets other than goodwill			32,334
Gross assets [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			7,838
Impairment loss recognised in profit or loss, intangible assets other than goodwill			4,325
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 393,748		393,748	383,207
Exchange differences			9,108	12,876
Others				(2,335)
Ending, balances			189,044	$ 393,748
Impairment loss recognised in profit or loss, intangible assets other than goodwill			195,596
Gross assets [member] | Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill			113,911
Gross assets [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			32,334
Impairment loss recognised in profit or loss, intangible assets other than goodwill			$ 3,098